Related-party transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related-party transactions
19.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors, and is applicable to all the Petrobras Group, in accordance with the Company’s by-laws.

In order to ensure the goals of the Company are achieved and to align them with transparency of processes and corporate governance best practices, this policy guides Petrobras while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions:

•	Prioritization of the Company’s interests regardless of the counterparty;

•	Arm’s length basis;

•	Compliance with market conditions, especially concerning terms, prices and guarantees or with adequate compensatory payment;
•	Accurate and timely disclosure in accordance with applicable authorities.

The Audit Committee must approve in advance transactions between the Company and its associates, the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, taking into account the materiality established by this policy. The Audit Committee reports monthly to the Board of Directors.

Transactions with entities controlled by key management personnel or by their close family members are also approved in advance by the Audit Committee regardless of the amount involved.

Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, which are under the scope of Board of Directors approval, must be preceded by the Audit Committee and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

19.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian federal government, which includes transactions with banks and other entities under its control, such as financing and banking, asset management and others.

The balances of significant transactions are set out in the following table:

	12.31.2018		12.31.2017
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	307	114	294	141
Petrochemical companies (associates)	90	7	59	16
Other associates and joint ventures	285	744	177	691

Subtotal	682	865	530	848

Brazilian government – Parent and its controlled entities
Government bonds	1,958	—	1,702	—
Banks controlled by the Brazilian Government	7,445	10,332	5,839	14,926
Receivables from the Electricity sector (note 8.4)	4,400	—	5,247	—
Petroleum and alcohol account - receivables from the Brazilian Government	307	—	251	—
Diesel Price Subsidy Program	400	—	—	—
Federal Government - dividends	—	324	—	—

Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	—	144	—	—
Others	64	121	45	217

Subtotal	14,574	10,921	13,084	15,143

Pension plans	59	96	68	94

Total	15,315	11,882	13,682	16,085

Current	4,345	2,528	2,521	2,013
Non-Current	10,970	9,354	11,161	14,072

Total	15,315	11,882	13,682	16,085

The income/expenses of significant transactions are set out in the following table:

	2018	2017	2016
Joint ventures and associates
State-controlled gas distributors (joint ventures)	2,306	2,203	1,740
Petrochemical companies (associates)	3,762	3,847	3,578
Other associates and joint ventures	(896)	(633)	462

Subtotal	5,172	5,417	5,780

Brazilian government – Parent and its controlled entities
Government bonds	109	153	130
Banks controlled by the Brazilian Government	(902)	(1,466)	(3,073)
Receivables from the Electricity sector (note 8.4)	1,713	643	962
Petroleum and alcohol account - receivables from the Brazilian Government	92	1	5
Diesel Price Subsidy Program	1,559	—	—
Federal Government - dividends	3	—	—

Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(461)	—	—
Others	144	227	200

Subtotal	2,257	(442)	(1,776)

Pension plans	—	—	—

Total	7,429	4,975	4,004

Revenues, mainly sales revenues	8,733	7,517	6,652
Purchases and services	(2,239)	(1,588)	(94)
Foreign exchange and inflation indexation charges, net	(316)	239	(284)
Finance income (expenses), net	1,251	(1,193)	(2,270)

Total	7,429	4,975	4,004

In addition to the aforementioned transactions, Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for hydrocarbons located in the pre-salt area limited to the production of five billion barrels of oil equivalent. For detailed information on Assignment Agreement, see note 12.4.

In 2018, the Company participated in three competitive processes and, subsequently, in the second bidding round of oil sales carried out by the Pre-Sal Petróleo SA - PPSA, the state-owned company that represents the interests of the Brazilian Federal Government. In the first three processes, the Company committed to acquire approximately 200,000 m3 of oil from Mero field. With respect to the second bidding round, the Company committed to acquire, from September 2018 to August 2021, approximately 1,781,000 m3 of oil from Mero and Sapinhoá fields, with an estimated amount of US$ 759.

On November 27, 2018, Petrobras signed a lease agreement with the Federal University of Rio de Janeiro (UFRJ) for the concession of land use in areas where the Company’s research and development center is located. This contract will last 50 years, renewable for an equal period, with a total estimated value of US$ 203.

19.1.1.	Diesel Price Subsidy Program

In 2018, after risk assessment, the Company joined the Diesel Price Subsidy Program established by the Brazilian Federal Government. This program granted reimbursements to diesel producers and importers to the extent that their selling prices to the domestic distributors were equal or lower than prices determined by relevant regulation. The amount of this government grant resulted from the following parameters governed by each phase of the program as shown below:

Phase	Period	Methodology of computation	Regulation
1st phase	June 1 to June 7, 2018	US$ 0.02 dollars (R$0.07) per liter	Decree 9,392/2018

2nd phase	June 8 to July 31, 2018	Difference between reference price provided for by ANP (Preço de Referência - PR) and the sales price to domestic distributors (Preço de Comercialização - PC), limited to US$ 0.08 dollars (R$ 0.30) per liter	Decree 9,403/2018

3rd phase	August 1 to December 31, 2018	Difference between PR and PC, limited to US$ 0.08 dollars (R$ 0.30) per liter, taking into account a fixed portion comprising charges related to Social Integration Program and Social Security Financing (PIS and COFINS) and previous differences greater than the limit	Decree 9,454/2018

The PR was driven by diesel international prices and U.S. dollar exchange rates. The first and second phases of the program included sales of different types of diesel, such as marine diesel. From the third phase of program, the subsidy become restricted to sales of road diesel and, additionally, a fixed portion made up of charges related Social Integration Program and Social Security Financing (PIS and COFINS), as well as differences exceeding US$ 0.08 dollars (R$ 0.30) per liter in previous periods, were included in its computation.

The settlement of the subsidy was granted to the extent the Company provided all necessary information to ANP in order to prove its fiscal regularity and prices of diesel sold in accordance with the relevant regulation. The period of the subsidy computation was up to thirty days with ANP confirmation within fifteen business days after receiving all the necessary documentation.

On October 10, 2018, ANP refused to grant the Company the subsidy of US$ 17 related to the first phase of the program, alleging that the Company did not comply with the requirements. The Company has taken measures to enable the collection and recognition of such amount.

Such revenue recognition occurred as the diesel was sold and delivered to distributors and the right to the grant was recognized within current account receivables. Through December 31, 2018, the Company accounted for US$ 1,415 as revenues with respect to sales within the second and third phases of the program (see note 25). Of this amount, US$ 1,157 was disbursed to the Company in 2018.

The Company collected the remaining balance of the subsidy in the first two months of 2019.

19.1.2.	Petroleum and Alcohol accounts - Receivables from the Brazilian Federal Government

Pursuant to Provisional Measure 2,181 of August 24, 2001, the Brazilian Federal Government may settle the balance of receivables related to the Petroleum and Alcohol accounts by using National Treasury Notes in an amount equal to the outstanding balance, or allow the Company to offset the outstanding balance against amounts payable to the Federal Government, including taxes payable, or both.

The Company provided all the information required by the National Treasury Secretariat (Secretaria doTesouro Nacional - STN) in order to resolve disputes between the parties and conclude the settlement with the Brazilian Federal Government.

Following several negotiation attempts at the administrative level, the Company filed a lawsuit in July 2011 to collect the receivables.

On October 28, 2016, the court ruled in favor of the Company disallowing the use of an alleged debt from the liquidated company of the group, Petrobras Comércio Internacional S.A. – Interbrás, by the Brazilian Federal Government, when offsetting the outstanding balance.

On July 18, 2017, the Brazilian Federal Government appealed the ruling and, shortly after, the Regional Federal Court (Tribunal Regional Federal – TRF) denied the appeal, sustained the aforementioned ruling from 2016 and determined the settlement of the amount owed by the Brazilian Federal Government including inflation charges from August 2011 based on the National Consumer Price Index – IPCA and interest at rates provided for the Brazilian Federal Justice.

In September 2018, the Brazilian Supreme Court ruled on a decision of including inflation indexation on an amount to be paid by the Brazilian Federal Government with respect to another proceeding in which the Company is not a party. According to this decision, such inflation charges were stayed and this decision affects all similar claims in which the Brazilian Federal Government is a party.

Accordingly, as of December 31, 2018, the balance of receivables related to the Petroleum and Alcohol accounts was US$ 307 (US$ 251 as of December 31, 2017) and the Company recognized US$ 87 as finance income reflecting the interest accrued on such receivables. In addition, a favorable decision of Brazilian Supreme Court with respect to the inflation charges based on IPCA would represent an increase of US$ 267, at December 31, 2018, on the amount owed by the Brazilian Federal Government.

19.2.	Compensation of key management personnel

The criteria for compensation of employees and officers are established based on the relevant labor legislation and the Company’s Positions, Salaries and Benefits Plan (Plano de Cargos e Salários e de Benefícios e Vantagens).

The compensation of employees (including those occupying managerial positions) and officers in December 2018 and December 2017 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	Dec/2018	Dec/2017
Lowest compensation	973.00	964.52
Average compensation	4,961.00	5,591.00
Highest compensation	27,219.00	30,644.55

Compensation of highest paid Petrobras officer	30,659.00	35,964.15

The compensation of Executive Officers and Board Members of Petrobras parent company, which are based on the assumptions governed by the Secretariat of Management and Governance of the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST) and the Ministry of Mines and Energy , is set out as follows:

	Jan-Dec/2018			Jan-Dec/2017
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	3.6	0.4	4.0	3.7	0.4	4.1
Social security and other employee-related taxes	1.0	—	1.0	1.0	—	1.0
Post-employment benefits (pension plan)	0.3	—	0.3	0.4	—	0.4
Variable compensation	1.4	—	1.4	—	—	—
Benefits due to termination of tenure	0.5	—	0.5	—	—	—

Total compensation recognized in the statement of income	6.8	0.4	7.2	5.1	0.4	5.5

Total compensation paid	4.9	0.4	5.3	5.1	0.4	5.5

Average number of members in the period (*)	7.92	10.08	18.00	7.92	9.00	16.92
Average number of paid members in the period (**)	7.92	6.00	13.92	7.92	5.75	13.67

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.

For the year ended December 31, 2018, charges related to compensation of the board members and executive officers of the Petrobras group amounted to US$ 24.2 (US$ 24.3 for the year ended December 31, 2017).

The Company’s General Shareholder’s Meeting held on April 26, 2018 determined the amount of US$ 8 as the threshold of executive officers and board members compensation for the period from April 2018 to March 2019, as well as approved the increase in the number of board members to 11.

The compensation of the Advisory Committees to the Board of Directors is apart from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

The monthly compensation of Audit Committee members is fixed at 10% of monthly average executive officers’ compensation, excluding certain social security benefits and paid vacation.

The General Shareholder’s Meeting held on October 4, 2018 amended the Company’s Bylaws and created the Statutory Audit Committee of the Petrobras Conglomerate, an additional advisory committee to the Board of Directors serving as the audit committee for the Brazilian subsidiaries from Petrobras group with no such exclusive committee as required by the Law 13,303/16. The monthly compensations of its chairman and other members are fixed at 40% and 30%, respectively, of monthly average executive officers’ compensation, excluding certain social security benefits and paid vacation.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Government, Board members who are also members of the Audit Committee or Audit Committee of the Petrobras Conglomerate are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 188 thousand for the year ended December 31,2018 (US$ 226 thousand with social security and related charges).

In 2018, the Board of Directors approved the variable compensation program (PRV) of the Board of Executive Officers for the year 2018. The amount of compensation to be paid varies according to the percentage of achievement of the financial and operational targets. The program foresees compensations being disbursed through 5 years and may also trigger other compensations to officers from 2019, due to the achievement of certain prerequisites at December 31, 2018.

Benefits due to termination of tenure amounting to US$ 0.5 refer to the remuneration for a period of six months, in compliance with the Public Federal Employee Conflict of Interest Law (Law 12,813/2013).

Exemption from damage (indemnity)

The company’s bylaws establishes the obligation to indemnify and keep the officers without losses, members with statutory functions and other employees and agents that legally act through officers’ delegation, so as to cope with certain expenses related to arbitration, judicial or administrative processes that involve acts performed in the exercise of their duties or powers, since the date of your possession or the since the beginning of the contractual relation with the Company.

The period of the agreement coverage began on December18, 2018 and continues until the occurrence of the following events, whichever comes last: (i) the end of the fifth (5th) year following the date on which the beneficiary leave, for any reason, to exercise the mandate, function or position; (ii) the course of the time required in transit of any Process in which the Beneficiary is partly due to the practice of Regular Management Act; or (iii) the course of the limitation period according to law to events that can generate the obligations of indemnification by the Company, including, but not limited to, the criminal statute applicable deadline, even if such period is applied by administrative authorities. The maximum exposure established by the company (global limit for all eventual claims) until April 2020 is US$ 505 (R$1.955 billion).

Indemnity agreements shall not cover: (i) acts covered under and insurance policy purchased by the Company, as formally recognized and implemented by the insurance company; (ii) acts outside the regular exercise of the duties or powers of the Beneficiaries; (iii) acts in bad faith act, malicious acts, fraud or serious fault on the part of the Beneficiaries; (iv) self-interested acts or in favor of third parties that damage the company’s social interest; (v) obligation to pay damages arising from social action according to article 159 of Law 6,404/76 or reimbursement of the damages according to art. 11, § 5°, II of Law 6,385/76; (iv) other cases where a manifest conflict of interest with the company is established. It is worth noting that after a final unappealable decision, if it is proved that the act performed by the beneficiary is not subject to indemnification, the beneficiary is obligated to return the advanced amounts to the company.

In case of potential conflicts of interest, it is important to mention that the company may hire outside professionals, with a principled, impartial and independent reputation and with a strong experience to evaluate eventual indemnity lawsuits, verifying whether or not the act will be covered. In addition, the beneficiary of an indemnity agreement would be prevented from attending meetings or discussions concerning the payment approval of his or her own expenses.